Income Taxes - Provision for (Benefit from) Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current income tax provision (benefit)
Domestic	$ 792	$ (125)	$ (35)
Foreign	50,117	27,309	25,721
Total	50,909	27,184	25,686
Deferred income tax provision (benefit):
Domestic	0	72	(80)
Foreign	79,160	43,874	(9,620)
Total	79,160	43,946	(9,700)
Total income tax provision:	$ 130,069	$ 71,130	$ 15,986